UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

APRIL 30, 2017

QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,696,004	$92,417,351
QS International Equity Fund, Class IS Shares		5,911,476	92,278,147
QS Strategic Real Return Fund, Class IS Shares		3,989,963	46,004,277
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		221,208	50,455,407
ClearBridge Appreciation Fund, Class IS Shares		3,950,830	88,143,013
ClearBridge International Value Fund, Class IS Shares		3,482,664	37,577,942
ClearBridge Large Cap Growth Fund, Class IS Shares		894,585	36,570,631
ClearBridge Mid Cap Fund, Class IS Shares		889,457	32,563,022
ClearBridge Small Cap Growth Fund, Class IS Shares		913,568	28,585,541
QS Global Dividend Fund, Class IS Shares		6,134,845	74,661,065
QS U.S. Large Cap Equity Fund, Class IS Shares		4,141,059	74,373,420
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		6,600,589	64,619,766
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		8,107	94,360
Western Asset High Yield Fund, Class IS Shares		641,247	5,271,052
Western Asset Macro Opportunities Fund, Class IS Shares		1,696,539	18,865,516

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $549,100,043)			742,480,510

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,467,763)	0.679%	1,467,763	1,467,763

TOTAL INVESTMENTS - 100.1% (Cost - $550,567,806#)			743,948,273
Liabilities in Excess of Other Assets - (0.1)%			(1,113,316)

TOTAL NET ASSETS - 100.0%			$742,834,957

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust: Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,530,742	$49,805,002
QS International Equity Fund, Class IS Shares		2,705,717	42,236,236
QS Strategic Real Return Fund, Class IS Shares		2,591,471	29,879,657
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares		117,675	26,840,494
ClearBridge Appreciation Fund, Class IS Shares		2,318,582	51,727,562
ClearBridge International Value Fund, Class IS Shares		1,669,994	18,019,234
ClearBridge Large Cap Growth Fund, Class IS Shares		729,753	29,832,305
ClearBridge Mid Cap Fund, Class IS Shares		545,595	19,974,220
ClearBridge Small Cap Growth Fund, Class IS Shares		314,885	9,852,747
QS Global Dividend Fund, Class IS Shares		3,941,477	47,967,778
QS U.S. Large Cap Equity Fund, Class IS Shares		1,853,842	33,294,999
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		2,678,936	26,226,788
Western Asset Funds, Inc.: Western Asset Core Bond Fund, Class IS Shares		555,711	6,957,506
Western Asset Core Plus Bond Fund, Class IS Shares		4,195,734	48,838,340
Western Asset High Yield Fund, Class IS Shares		2,212,429	18,186,169
Western Asset Macro Opportunities Fund, Class IS Shares		1,704,365	18,952,540

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $370,135,972)			478,591,577

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,014,270)	0.679%	2,014,270	2,014,270

TOTAL INVESTMENTS - 100.2% (Cost - $372,150,242#)			480,605,847
Liabilities in Excess of Other Assets - (0.2)%			(797,462)

TOTAL NET ASSETS - 100.0%			$479,808,385

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust: Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,097,457	$21,597,961
QS International Equity Fund, Class IS Shares		923,987	14,423,432
QS Strategic Real Return Fund, Class IS Shares		1,692,112	19,510,047
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares		48,573	11,079,116
ClearBridge Appreciation Fund, Class IS Shares		1,014,631	22,636,408
ClearBridge International Value Fund, Class IS Shares		879,523	9,490,055
ClearBridge Large Cap Growth Fund, Class IS Shares		359,107	14,680,285
ClearBridge Mid Cap Fund, Class IS Shares		217,463	7,961,314
ClearBridge Small Cap Growth Fund, Class IS Shares		295,909	9,258,983
QS Global Dividend Fund, Class IS Shares		2,539,449	30,905,093
QS U.S. Large Cap Equity Fund, Class IS Shares		680,048	12,213,654
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		1,094,148	10,711,712
Western Asset Funds, Inc.: Western Asset Core Bond Fund, Class IS Shares		2,031,811	25,438,274
Western Asset Core Plus Bond Fund, Class IS Shares		5,750,056	66,930,657
Western Asset High Yield Fund, Class IS Shares		2,298,094	18,890,332
Western Asset Macro Opportunities Fund, Class IS Shares		1,219,508	13,560,925

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,878,580)			309,288,248

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,127,167)	0.679%	1,127,167	1,127,167

TOTAL INVESTMENTS - 100.2% (Cost - $252,005,747#)			310,415,415
Liabilities in Excess of Other Assets - (0.2)%			(535,778)

TOTAL NET ASSETS - 100.0%			$309,879,637

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		191,343	$3,765,624
QS International Equity Fund, Class IS Shares		341,824	5,335,869
QS Strategic Real Return Fund, Class IS Shares		746,674	8,609,153
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		13,040	2,974,234
ClearBridge Appreciation Fund, Class IS Shares		339,367	7,571,274
ClearBridge Large Cap Growth Fund, Class IS Shares		44,634	1,824,619
ClearBridge Mid Cap Fund, Class IS Shares		75,111	2,749,806
ClearBridge Small Cap Growth Fund, Class IS Shares		36,985	1,157,268
QS Global Dividend Fund, Class IS Shares		875,904	10,659,749
QS U.S. Large Cap Equity Fund, Class IS Shares		167,117	3,001,421
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		325,901	3,190,574
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,548,609	19,388,580
Western Asset Core Plus Bond Fund, Class IS Shares		3,828,725	44,566,360
Western Asset High Yield Fund, Class IS Shares		1,508,379	12,398,874
Western Asset Macro Opportunities Fund, Class IS Shares		543,885	6,047,996

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,572,501)			133,241,401

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $596,724)	0.679%	596,724	596,724

TOTAL INVESTMENTS - 100.1% (Cost - $113,169,225#)			133,838,125
Liabilities in Excess of Other Assets - (0.1)%			(146,412)

TOTAL NET ASSETS - 100.0%			$133,691,713

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$742,480,510	—	—	$742,480,510

Short-Term Investments†	1,467,763	—	—	1,467,763

Total Investments	$743,948,273	—	—	$743,948,273

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$478,591,577	—	—	$478,591,577

Short-Term Investments†	2,014,270	—	—	2,014,270

Total Investments	$480,605,847	—	—	$480,605,847

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$309,288,248	—	—	$309,288,248

Short-Term Investments†	1,127,167	—	—	1,127,167

Total Investments	$310,415,415	—	—	$310,415,415

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$133,241,401	—	—	$133,241,401

Short-Term Investments†	596,724	—	—	596,724

Total Investments	$133,838,125	—	—	$133,838,125

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$198,460,361	$(5,079,894)	$193,380,467
Moderate Growth Fund	111,649,459	(3,193,854)	108,455,605
Conservative Growth Fund	60,347,376	(1,937,708)	58,409,668
Defensive Growth Fund	21,530,124	(861,224)	20,668,900

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2017. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2017.

	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$49,075,624	—	—	$439,375	1,914	—	—	$50,455,407	$(4,375)
ClearBridge Appreciation Fund, Class IS Shares	85,234,121	—	—	1,628,580	77,248	—	—	88,143,013	61,420
ClearBridge International Value Fund, Class IS Shares	37,333,962	—	—	1,718,990	170,366	—	—	37,577,942	41,010
ClearBridge Large Cap Growth Fund, Class IS Shares	34,896,576	—	—	242,415	6,437	—	—	36,570,631	12,585
ClearBridge Mid Cap Fund, Class IS Shares	32,344,369	—	—	295,848	8,250	—	—	32,563,022	4,152

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$27,760,256	—	—	$184,836	6,255	—	—	$28,585,541	$5,164
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	90,570,487	—	—	1,567,868	83,441	—	—	92,417,351	82,132
QS Global Dividend Fund, Class IS Shares	72,448,460	$434,831	35,877	539,113	45,940	$434,831	—	74,661,065	15,887
QS International Equity Fund, Class IS Shares	89,819,977	—	—	3,694,940	257,478	—	—	92,278,147	125,060
QS Strategic Real Return Fund, Class IS Shares	45,719,568	—	—	277,090	20,525	—	—	46,004,277	(42,090)
QS U.S. Large Cap Equity Fund, Class IS Shares	71,883,327	—	—	1,369,882	79,923	—	—	74,373,420	45,118
Royce Small-Cap Value Fund, Institutional Class Shares	60,890,565	4,010,000	407,520	220,975	20,254	—	—	64,619,766	(20,975)
Western Asset Core Plus Bond Fund, Class IS Shares	4,789,994	2,850	247	4,866,981	410,480	2,850	—	94,360	(166,981)
Western Asset High Yield Fund, Class IS Shares	3,228,708	4,194,364	512,730	2,189,319	267,643	74,364	—	5,271,052	10,681
Western Asset Macro Opportunities Fund, Class IS Shares	18,195,221	—	—	148,376	13,538	—	—	18,865,516	(3,376)

	$724,191,215	$8,642,045		$19,384,588		$512,045	—	$742,480,510	$165,412

Moderate Growth Fund	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$26,280,759	—	—	$382,083	1,810	—	—	$26,840,494	$27,917
ClearBridge Appreciation Fund, Class IS Shares	50,283,106	—	—	1,216,782	57,746	—	—	51,727,562	53,218
ClearBridge International Value Fund, Class IS Shares	18,220,625	—	—	1,162,809	112,846	—	—	18,019,234	7,191
ClearBridge Large Cap Growth Fund, Class IS Shares	29,522,456	—	—	1,227,260	32,510	—	—	29,832,305	47,740
ClearBridge Mid Cap Fund, Class IS Shares	19,886,745	—	—	207,592	6,355	—	—	19,974,220	22,408
ClearBridge Small Cap Growth Fund, Class IS Shares	9,567,811	—	—	32,764	2,140	—	—	9,852,747	32,236
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	49,058,961	—	—	1,092,101	58,121	—	—	49,805,002	47,899
QS Global Dividend Fund, Class IS Shares	47,185,759	$281,896	23,259	983,288	83,967	$281,896	—	47,967,778	31,712

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS International Equity Fund, Class IS Shares	$41,744,876	—	—	$2,527,760	161,376	—	—	$42,236,236	$(122,760)
QS Strategic Real Return Fund, Class IS Shares	29,791,586	—	—	291,599	21,826	—	—	29,879,657	(41,599)
QS U.S. Large Cap Equity Fund, Class IS Shares	32,363,366	—	—	797,558	46,532	—	—	33,294,999	27,442
Royce Small-Cap Value Fund, Institutional Class Shares	26,383,370	—	—	142,109	13,245	—	—	26,226,788	(12,109)
Western Asset Core Bond Fund, Class IS Shares	7,444,005	$40,089	3,214	623,908	49,282	$40,089	—	6,957,506	(13,908)
Western Asset Core Plus Bond Fund, Class IS Shares	54,630,189	373,104	32,235	7,207,288	607,697	373,104	—	48,838,340	(237,288)
Western Asset High Yield Fund, Class IS Shares	9,543,127	8,928,736	1,091,447	408,958	49,954	233,736	—	18,186,169	1,042
Western Asset Macro Opportunities Fund, Class IS Shares	18,464,258	—	—	339,733	30,998	—	—	18,952,540	(4,733)

	$470,370,999	$9,623,825		$18,643,592		$928,825	—	$478,591,577	$(133,592)

	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,935,838	$90,000	401	$355,278	1,548	—	—	$11,079,116	$(5,278)
ClearBridge Appreciation Fund, Class IS Shares	22,251,541	165,000	7,699	932,602	44,653	—	—	22,636,408	47,398
ClearBridge International Value Fund, Class IS Shares	9,629,163	70,000	6,816	714,710	69,481	—	—	9,490,055	5,290
ClearBridge Large Cap Growth Fund, Class IS Shares	15,085,035	105,000	2,692	1,249,317	33,077	—	—	14,680,285	45,683
ClearBridge Mid Cap Fund, Class IS Shares	7,929,360	60,000	1,639	129,612	4,253	—	—	7,961,314	25,388
ClearBridge Small Cap Growth Fund, Class IS Shares	9,050,712	70,000	2,288	187,679	6,270	—	—	9,258,983	2,321
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	21,467,680	170,000	8,795	835,198	44,197	—	—	21,597,961	34,802
QS Global Dividend Fund, Class IS Shares	30,730,849	422,204	35,117	1,194,284	102,186	$182,204	—	30,905,093	40,716
QS International Equity Fund, Class IS Shares	14,439,651	110,000	7,483	1,059,732	75,230	—	—	14,423,432	65,268
QS Strategic Real Return Fund, Class IS Shares	19,210,578	195,000	16,972	133,575	9,998	—	—	19,510,047	(18,575)

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
QS U.S. Large Cap Equity Fund, Class IS Shares	$12,003,050	$95,000	5,476	$519,566	30,246	—	—	$12,213,654	$15,434
Royce Small-Cap Value Fund, Institutional Class Shares	10,749,162	85,000	8,577	114,175	11,282	—	—	10,711,712	(4,175)
Western Asset Core Bond Fund, Class IS Shares	26,089,633	336,442	27,051	1,313,785	104,345	$146,442	—	25,438,274	(18,785)
Western Asset Core Plus Bond Fund, Class IS Shares	68,200,473	1,014,616	87,941	3,446,373	294,258	509,616	—	66,930,657	(56,373)
Western Asset High Yield Fund, Class IS Shares	14,229,152	4,921,699	601,584	404,441	49,398	246,699	—	18,890,332	559
Western Asset Macro Opportunities Fund, Class IS Shares	13,304,351	105,000	9,786	445,928	40,687	—	—	13,560,925	(928)

	$305,306,228	$8,014,961		$13,036,255		$1,084,961	—	$309,288,248	$178,745

Defensive Growth Fund	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,138,005	—	—	$281,793	1,227	—	—	$2,974,234	$(6,793)
ClearBridge Appreciation Fund, Class IS Shares	7,735,292	—	—	532,801	26,195	—	—	7,571,274	37,199
ClearBridge Large Cap Growth Fund, Class IS Shares	2,753,433	—	—	996,464	26,459	—	—	1,824,619	33,536
ClearBridge Mid Cap Fund, Class IS Shares	2,874,856	—	—	83,722	4,680	—	—	2,749,806	86,278
ClearBridge Small Cap Growth Fund, Class IS Shares	1,160,811	—	—	44,346	1,478	—	—	1,157,268	654
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,866,359	—	—	215,987	12,687	—	—	3,765,624	34,013
QS Global Dividend Fund, Class IS Shares	11,017,832	$62,432	5,151	730,726	63,754	$62,432	—	10,659,749	34,274
QS International Equity Fund, Class IS Shares	5,617,414	—	—	527,805	43,987	—	—	5,335,869	127,195
QS Strategic Real Return Fund, Class IS Shares	8,895,645	—	—	449,035	33,646	—	—	8,609,153	(64,035)
QS U.S. Large Cap Equity Fund, Class IS Shares	3,068,917	—	—	224,355	13,090	—	—	3,001,421	5,645
Royce Small-Cap Value Fund, Institutional Class Shares	2,586,464	695,000	70,630	85,703	8,654	—	—	3,190,574	(703)
Western Asset Core Bond Fund, Class IS Shares	20,318,747	112,319	9,005	1,286,824	102,979	112,319	—	19,388,580	(11,824)

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2017	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Western Asset Core Plus Bond Fund, Class IS Shares	$46,656,460	$341,278	29,485	$3,204,402	275,560	$341,278	—	$44,566,360	$(39,402)
Western Asset High Yield Fund, Class IS Shares	10,835,997	2,068,639	252,830	604,951	74,021	163,639	—	12,398,874	49
Western Asset Macro Opportunities Fund, Class IS Shares	6,184,798	—	—	409,832	37,393	—	—	6,047,996	(4,832)

	$136,711,030	$3,279,668		$9,678,746		$679,668	—	$133,241,401	$231,254

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 23, 2017